Cover	Jul. 07, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 07, 2023
Entity Registrant Name	GRI BIO, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40034
Entity Tax Identification Number	82-4369909
Entity Address, Address Line One	2223 Avenida de la Playa
Entity Address, Address Line Two	Suite 208
Entity Address, City or Town	La Jolla
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92037
City Area Code	619
Local Phone Number	400-1170
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	GRI
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001824293
Amendment Flag	false